Principal subsidiaries (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Principal subsidiaries

(Millions of Canadian dollars)		As at October 31, 2025
Principal subsidiaries (1)	Principal office address (2)	Carrying value of voting shares owned by the Bank (3)
Royal Bank Holding Inc.	Toronto, Ontario, Canada	$103,027
RBC Direct Investing Inc.	Toronto, Ontario, Canada
RBC Insurance Holdings Inc.	Mississauga, Ontario, Canada
RBC Life Insurance Company	Mississauga, Ontario, Canada
Investment Holdings (Cayman) Limited	George Town, Grand Cayman, Cayman Islands
RBC (Cayman) Funding Ltd.	George Town, Grand Cayman, Cayman Islands
Capital Funding Alberta Limited	Calgary, Alberta, Canada
RBC Global Asset Management Inc.	Toronto, Ontario, Canada
RBC Investor Services Trust	Toronto, Ontario, Canada
RBC (Barbados) Trading Bank Corporation	St. James, Barbados
RBC US Group Holdings LLC (2)	Toronto, Ontario, Canada	38,425
RBC USA Holdco Corporation	New York, New York, U.S.
RBC Capital Markets, LLC	New York, New York, U.S.
City National Bank	Los Angeles, California, U.S.
RBC Dominion Securities Limited	Toronto, Ontario, Canada	19,306
RBC Dominion Securities Inc.	Toronto, Ontario, Canada
Royal Bank Mortgage Corporation	Toronto, Ontario, Canada	7,420
RBC Europe Limited	London, England	5,822
The Royal Trust Company	Montreal, Quebec, Canada	1,782
Royal Trust Corporation of Canada	Toronto, Ontario, Canada	785

(1)	The Bank directly or indirectly controls each subsidiary.
(2)
Each subsidiary is incorporated or organized under the laws of the state, province or country in which the principal office is situated, except for RBC US Group Holdings LLC and RBC USA Holdco Corporation, which are incorporated under the laws of the State of Delaware, U.S.; RBC Capital Markets, LLC, which is organized under the laws of the State of Minnesota, U.S.; and City National Bank, which is a national bank, chartered under the laws of the United States of America.

(3)	The carrying value of voting shares is stated as the Bank’s equity in such investments.